Finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2022	2021
Finance costs before capitalized interest	$167,066	$165,391
Less capitalized interest related to Geismar 3 plant under construction	(36,314)	(20,985)
Finance costs	$130,752	$144,406